Property, Plant and Equipment - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accumulated depreciation and amortisation
Disclosure of property, plant and equipment
Depreciation charge	€ 213,000	€ 169,000
Gross carrying amount
Disclosure of property, plant and equipment
Additions	1,469,000	562,000
Furniture and office equipment [Member] | Accumulated depreciation and amortisation
Disclosure of property, plant and equipment
Depreciation charge	95,000	83,000
Furniture and office equipment [Member] | Gross carrying amount
Disclosure of property, plant and equipment
Additions	143,000	178,000
Assets under construction | Gross carrying amount
Disclosure of property, plant and equipment
Additions	634,000	0
Leasehold improvements and laboratory equipment [Member] | Gross carrying amount
Disclosure of property, plant and equipment
Additions	€ 700,000	€ 384,000